CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENT OF OPERATIONS [Abstract]
Revenues
Cost of revenues
Gross Profit
Operating expenses:
General and administrative	5,000	10,000
Total operating expenses	5,000	10,000
Operating loss:	5,000	10,000
Financial expenses, net
Loss before Taxes on Income	5,000	10,000
Taxes on income
Net loss	$ 5,000	$ 10,000
Basic and diluted net income (loss) per share	$ 0.00	$ 0.00
Weighted average number of common stock used in computing basic and diluted net profit (loss) per share	32,315,698	32,315,698